Provisions	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	Provisions

(in millions €)	December 31, 2024	December 31, 2023
Contractual disputes / settlements	85.7	118.2
Obligations from onerous CMO contracts	50.7	80.2
Other	29.3	79.7
Total	165.7	278.1
Total current	144.8	269.3
Total non-current	20.9	8.8
As of December 31, 2024, our current provisions included €85.7 million in contractual disputes mainly related to collaborators regarding, among other things, the interpretation of each party’s obligations or the amounts payable under the respective agreements (€118.2 million as of December 31, 2023). Acknowledging a decrease in obligations identified as contractual disputes, the change of €32.5 million compared to the previous period related entirely to consumption.
As of December 31, 2024, our current provisions included €50.7 million (€80.2 million as of December 31, 2023)
of obligations for production capacities derived from contracts with Contract Manufacturing Organizations, or
CMOs, that became redundant. The change of €29.5 million compared to December 31, 2023, related entirely to release of provision.
As of December 31, 2024, our current provisions included €29.3 million in other obligations mainly comprising employee related obligations (€79.7 million as of December 31, 2023, mainly comprising inventor remunerations as well as customs and duties). The change of €50.4 million compared to the previous period related mainly to consumption.